VESSELS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
VESSELS AND EQUIPMENT, NET [Abstract]
VESSELS AND EQUIPMENT, NET
14. VESSELS AND EQUIPMENT, NET

(in thousands of $)	2012	2011
Cost	954,992	881,598
Accumulated depreciation	(247,845)	(219,577)
Net book value	707,147	662,021

As of December 31, 2012 and 2011, the Partnership owned four vessels.

Drydocking costs of $20.9 million and $21.9 million are included in the cost amounts for December 31, 2012 and 2011, respectively. Accumulated amortization of those costs at December 31, 2012 and 2011 was $4.3 million and $7.1 million, respectively.

Mooring equipment of $38.1 million and $26.9 million is included in the cost amounts for December 31, 2012 and 2011, respectively. Accumulated depreciation of the mooring equipment at December 31, 2012 and 2011 was $2.4 million and $nil, respectively.

Depreciation and amortization expense for the years ended December 31, 2012, 2011 and 2010 was $35.2 million, $29.3 million and $28.5 million, respectively.

As of December 31, 2012 and 2011, vessels and equipment with a net book value of $707.1 million and $481.9 million, respectively were pledged as security for certain debt facilities (see note 26).